iShares
®
Global Timber & Forestry ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  — 10.2%
Dexco SA .............................. 3,143,325 $ 2,858,611
Klabin SA .............................. 3,079,850 10,519,110
Suzano SA ............................. 1,113,438 10,440,460
23,818,181
a
Canada  — 4.5%
West Fraser Timber Co. Ltd. ................. 172,115 10,529,668
a
Chile  — 2.4%
Empresas CMPC SA ...................... 3,507,041 5,502,859
a
China  — 7.2%
Nine Dragons Paper Holdings Ltd.
(a)(b)
........... 11,900,000 9,055,531
Shandong Sun Paper Industry JSC Ltd., Class A .... 3,452,575 7,794,908
16,850,439
a
Finland  — 10.0%
Stora Enso OYJ, Class R ................... 845,886 10,561,423
UPM-Kymmene OYJ ...................... 439,274 12,699,150
23,260,573
a
Japan  — 10.4%
Nippon Paper Industries Co. Ltd. .............. 621,500 4,612,198
Oji Holdings Corp. ........................ 1,900,200 10,432,635
Sumitomo Forestry Co. Ltd. .................. 899,000 9,151,038
24,195,871
a
South Africa  — 2.1%
Sappi Ltd.
(b)
............................. 3,291,752 4,879,983
a
Sweden  — 11.1%
Billerud Aktiebolag ........................ 501,588 5,088,628
Holmen AB, Class B ....................... 208,291 7,989,731
Svenska Cellulosa AB SCA, Class B ............ 964,566 12,791,907
25,870,266
a
Security Shares Value
a
Thailand  — 2.6%
SCG Packaging PCL, NVDR ................. 11,416,800 $ 6,187,029
a
United Kingdom  — 4.5%
Mondi PLC ............................. 860,580 10,499,254
a
United States  — 34.0%
Clearwater Paper Corp.
(a)(b)
.................. 159,779 2,780,155
International Paper Co. ..................... 260,984 10,280,160
PotlatchDeltic Corp. ....................... 386,639 15,380,499
Rayonier, Inc. ........................... 479,428 10,379,616
Smurfit WestRock PLC ..................... 264,563 10,230,651
Sylvamo Corp. .......................... 252,602 12,162,786
Weyerhaeuser Co. ........................ 767,950 18,192,736
79,406,603
a
Total Long-Term Investments — 99.0%
(Cost: $235,651,641) ................................ 231,000,726
a
Short-Term Securities
Money Market Funds  —  2.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(c)(d)(e)
...................... 851,318 851,744
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.72%
(c)(d)
............................ 4,541,400 4,541,400
a
Total Short-Term Securities — 2.3%
(Cost: $5,393,144) .................................. 5,393,144
Total Investments —  101.3%
(Cost: $241,044,785) ................................ 236,393,870
Liabilities in Excess of Other Assets — (1.3)% ............... (3,069,278)
Net Assets — 100.0% ................................. $ 233,324,592
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,223,826  $ —  $ (2,371,985)
(a)
$ (207) $ 110  $ 851,744  851,318  $ 29,973
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 460,000  4,081,400
(a)
—  —  —  4,541,400  4,541,400  5,839  —
$ (207) $ 110
$ 5,393,144
$ 35,812  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Timber & Forestry ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 18 03/20/26 $ 1,873 $ (10,465)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 94,816,254  $ 136,184,472  $ —  $ 231,000,726
Short-Term Securities
Money Market Funds ...................................... 5,393,144  —  —  5,393,144
$ 100,209,398  $ 136,184,472  $ —  $ 236,393,870
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (10,465) $ —  $ —  $ (10,465)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
PCL Public Company Limited